Vista Outdoor Inc. - 10-Q Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Derivatives, Fair Value [Line Items]
Derivative Financial Instruments	Derivative Financial Instruments
Commodity Price Risk
We use designated cash flow hedges to hedge our exposure to price fluctuations on lead we purchase for raw material components in our ammunition manufacturing process that are designated and qualify as effective cash flow hedges. The effectiveness of cash flow hedge contracts is assessed quantitatively at inception and qualitatively thereafter considering the transactions critical terms and counterparty credit quality.
The gains and losses on these hedges are included in accumulated other comprehensive loss and are reclassified into earnings at the time the forecasted revenue or expense is recognized. The gains or losses on the lead forward contracts are recorded in inventory as the commodities are purchased and in cost of sales when the related inventory is sold. As of June 30, 2024, we had outstanding lead forward contracts on approximately 5 million pounds of lead. In the event the underlying forecasted transaction does not occur, or it becomes probable that it will not occur, the related change in fair value of the derivative instrument would be reclassified from accumulated other comprehensive loss and recognized in earnings. The asset related to the lead forward contracts is immaterial and is recorded as part of other current assets.
Foreign Exchange Risk
In the normal course of business, we are exposed to gains and losses resulting from fluctuations in foreign currency exchange rates relating to transactions of our international subsidiaries. We use designated cash flow hedges in the form of foreign currency forward contracts as part of our strategy to manage the level of exposure to the risk of fluctuations in foreign currency exchange rates and to mitigate the impact of foreign currency translation on transactions that are denominated primarily in British Pounds, Euros, and Canadian Dollars.
Cash Flow Hedging Instrument
We use foreign currency forward contracts designated as qualifying cash flow hedging instruments to help mitigate our exposure on our foreign subsidiaries' inventory purchases and intercompany transactions, which is different than their functional currency. Certain U.S. subsidiaries also hedge a portion of their future sales in Canadian Dollars. These contracts generally mature within 12 months from their inception. As of June 30, 2024, the notional amounts of our foreign currency forward contracts designated as cash flow hedge instruments were approximately $32,851. The effectiveness of cash flow hedge contracts is assessed quantitatively at inception and qualitatively thereafter considering the transactions critical terms and counterparty credit quality.
During the three months ended June 30, 2024 and June 25, 2023, we recorded net foreign currency translation (loss) gain of $(79) and $239, respectively, on the condensed consolidated statements of comprehensive income within other expense, net.
Interest Rate Swaps
During fiscal year 2023, we entered into floating-to-fixed interest rate swaps in order to mitigate the risk of changes in our interest rates on our outstanding variable-rate debt. We will receive variable interest payments from the counterparty lenders in exchange for fixed interest rate payments made by us. As of June 30, 2024, we had the following interest rate swaps outstanding:

	Notional	Fair value	Pay fixed	Receive floating	Maturity date
Non-amortizing swap	$50,000	$177	4.491%	5.331%	Feb 2026
Non-amortizing swap	25,000	1	4.650%	5.328%	Mar 2026
The amount paid or received under these swaps is recorded as an adjustment to interest expense. All unrealized gains and losses as shown as of June 30, 2024 will be recognized in the condensed consolidated statements of comprehensive income in interest expense within the next fiscal year, at their then-current value.
The following tables summarize the fair value of our derivative instruments as well as the location of the asset and/or liability on the condensed consolidated balance sheets:

		Asset (Liability) derivatives fair value as of
Derivatives designated as cash flow hedging instruments	Balance sheet location	June 30, 2024	March 31, 2024
Interest rate swap contract	Deferred charges and other non-current assets, net	$178	$13
Foreign currency forward contracts	Other current assets	312	—
Foreign currency forward contracts	Other current liabilities	—	(4)
Total		$490	$9
The following tables summarize the net effect of all cash flow hedges for each of our derivative contracts on the condensed consolidated financial statements:

	Gain (loss) recognized in other comprehensive income
	Three months ended
Derivatives designated as cash flow hedging instruments:	June 30, 2024	June 25, 2023
Foreign currency forward contracts	$330	$(161)
Lead forward contracts	379	146
Interest rate swap contracts	325	1,271
Total gain (loss)	$1,034	$1,256

		Gain (loss) reclassified from other comprehensive income into earnings
		Three months ended
Derivatives designated as cash flow hedging instruments:	Location	June 30, 2024	June 25, 2023
Foreign currency forward contracts	Cost of sales	$—	$(400)
Foreign currency forward contracts	Other income (expense), net	13	(679)
Lead forward contracts	Cost of sales	35	194
Interest rate swap contracts	Interest expense, net	160	74
Total gain (loss)		$208	$(811)
Derivative Financial Instruments
Commodity Price Risk
We use designated cash flow hedges to hedge our exposure to price fluctuations on lead we purchase for raw material components in our ammunition manufacturing process that are designated and qualify as effective cash flow hedges. The effectiveness of cash flow hedge contracts is assessed quantitatively at inception and qualitatively thereafter considering the transactions critical terms and counterparty credit quality.
The gains and losses on these hedges are included in accumulated other comprehensive loss and are reclassified into earnings at the time the forecasted revenue or expense is recognized. The gains or losses on the lead forward contracts are recorded in inventory as the commodities are purchased and in cost of sales when the related inventory is sold. As of March 31, 2024, we had outstanding lead forward contracts on approximately 6.25 million pounds of lead. In the event the underlying forecasted transaction does not occur, or it becomes probable that it will not occur, the related change in fair value of the derivative instrument would be reclassified from accumulated other comprehensive loss and recognized in earnings. The short-term liability related to the lead forward contracts is immaterial and is recorded as part of other current liabilities. The long-term asset related to the lead forward contracts is immaterial and is recorded as part of deferred charges and other non-current assets, net.
Foreign Exchange Risk
In the normal course of business, we are exposed to gains and losses resulting from fluctuations in foreign currency exchange rates relating to transactions of our international subsidiaries. We use designated cash flow hedges and non-designated hedges in the form of foreign currency forward contracts as part of our strategy to manage the level of exposure to the risk of fluctuations in foreign currency exchange rates and to mitigate the impact of foreign currency translation on transactions that are denominated primarily in British Pounds, Euros, and Canadian Dollars.
Cash Flow Hedging Instrument
We use foreign currency forward contracts designated as qualifying cash flow hedging instruments to help mitigate our exposure on our foreign subsidiaries' inventory purchases and intercompany transactions, which is different than their functional currency. Certain U.S. subsidiaries also hedge a portion of their future sales in Canadian Dollars. These contracts generally mature within 12 months to 15 months from their inception. As of March 31, 2024, the notional amounts of our foreign currency forward contracts designated as cash flow hedge instruments were approximately $4,064. The effectiveness of cash flow hedge contracts is assessed quantitatively at inception and qualitatively thereafter considering the transactions critical terms and counterparty credit quality.
As of March 31, 2024, we have no remaining foreign currency forward contracts not designated as cash flow hedge instruments.
During the fiscal years ended 2024, 2023, and 2022, we recorded net foreign currency translation loss of $2,991, $588, and $0, respectively, on the consolidated statements of comprehensive income (loss) within other income (expense), net.
Interest Rate Swaps
During fiscal year 2023, we entered into floating-to-fixed interest rate swaps in order to mitigate the risk of changes in our interest rates on our outstanding variable-rate debt. We will receive variable interest payments from the counterparty lenders in exchange for fixed interest rate payments made by us. As of March 31, 2024, we had the following interest rate swaps outstanding:

	Notional	Fair value	Pay fixed	Receive floating	Maturity date
Non-amortizing swap	$50,000	$73	4.491%	5.324%	Feb 2026
Non-amortizing swap	25,000	(60)	4.650%	5.321%	Mar 2026
The amount paid or received under these swaps is recorded as an adjustment to interest expense. All unrealized gains and losses as shown as of March 31, 2024 will be recognized in the consolidated statements of comprehensive income (loss) in interest expense within the next two fiscal years, at their then-current value.
The following tables summarize the fair value of our derivative instruments as well as the location of the asset and/or liability on the consolidated balance sheets:

		Asset derivatives fair value as of
		March 31,
Derivatives not designated as hedging instruments	Balance sheet location	2024	2023
Foreign currency forward contracts	Other current assets	$—	$91
Total		$—	$91

		Asset (Liability) derivatives fair value as of
		March 31,
Derivatives designated as cash flow hedging instruments	Balance sheet location	2024	2023
Interest rate swap contract	Deferred charges and other non-current assets, net	$13	$—
Foreign currency forward contracts	Other current liabilities	(4)	(3,252)
Interest rate swap contract	Other long-term liabilities	—	(1,760)
Total		$9	$(5,012)
The following tables summarize the net effect of all cash flow hedges for each of our derivative contracts on the consolidated financial statements:

	Gain (loss) recognized in other comprehensive income
	Years ended March 31,
Derivatives designated as cash flow hedging instruments:	2024	2023	2022
Foreign currency forward contracts	$199	$(3,782)	$—
Lead forward contracts	115	713	—
Interest rate swap contracts	2,293	(1,760)	—
Total gain (loss)	$2,607	$(4,829)	$—

		Gain (loss) reclassified from other comprehensive income into earnings
		Years ended March 31,
Derivatives designated as cash flow hedging instruments:	Location	2024	2023	2022
Foreign currency forward contracts	Cost of sales	$(1,349)	$(588)	$—
Foreign currency forward contracts	Other income (expense), net	(1,642)	—	—
Lead forward contracts	Cost of sales	446	653	—
Interest rate swap contracts	Interest expense, net	520	—	—
Total gain (loss)		$(2,025)	$65	$—